Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Symmetry Panoramic Trust
Entity Central Index Key	0001736078
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
C000201187
Shareholder Report [Line Items]
Fund Name	Symmetry Panoramic US Equity Fund
Class Name	Class I
Trading Symbol	SPUSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic US Equity Fund (the "Fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://panoramicfunds.com/us-equity-fund/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).
Additional Information Phone Number	1-844-Sym-Fund (844-796-3863)
Additional Information Website	https://panoramicfunds.com/us-equity-fund/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic US Equity Fund, Class I Shares	$29	0.56%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%
AssetsNet	$ 420,837,474
Holdings Count | Holding	514
Advisory Fees Paid, Amount	$ 697,509
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of February 28, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$420,837,474	514	$697,509	8%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Rights	0.0%
Real Estate	0.2%
Short-Term Investment	0.4%
Utilities	1.4%
Materials	2.1%
Energy	2.8%
Consumer Staples	3.8%
Health Care	6.0%
Consumer Discretionary	6.1%
Communication Services	6.8%
Financials	9.4%
Industrials	10.7%
Information Technology	16.7%
Registered Investment Companies	33.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
iShares MSCI USA Min Vol Factor ETF	5.1%
DFA US Targeted Value Portfolio, Cl I	4.1%
DFA Real Estate Securities Portfolio, Cl I	3.9%
Dimensional US Targeted Value ETF	3.6%
Microsoft	2.9%
Apple	2.8%
Vanguard US Value Factor ETF	2.8%
iShares MSCI USA Momentum Factor ETF	2.8%
Alphabet, Cl A	2.7%
Avantis US Small Capital Value ETF	2.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-844-Sym-Fund (844-796-3863)
Updated Prospectus Web Address	https://panoramicfunds.com/us-equity-fund/
C000201184
Shareholder Report [Line Items]
Fund Name	Symmetry Panoramic International Equity Fund
Class Name	Class I
Trading Symbol	SPILX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic International Equity Fund (the "Fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://panoramicfunds.com/international-equity-fund/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).
Additional Information Phone Number	1-844-Sym-Fund (844-796-3863)
Additional Information Website	https://panoramicfunds.com/international-equity-fund/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic International Equity Fund, Class I Shares	$35	0.64%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.64%
AssetsNet	$ 243,725,553
Holdings Count | Holding	313
Advisory Fees Paid, Amount	$ 441,692
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of February 28, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$243,725,553	313	$441,692	4%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Other Countries	5.1%
Sweden	1.0%
United Kingdom	1.7%
Spain	1.8%
Germany	1.8%
Short-Term Investment	2.1%
Taiwan	2.4%
Italy	2.6%
Canada	2.7%
South Korea	3.4%
China	4.2%
Japan	4.8%
United States	66.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
DFA Large Cap International Portfolio, Cl I	10.9%
DFA Emerging Markets Portfolio, Cl I	7.7%
Avantis Emerging Markets Equity ETF	5.9%
DFA International Small Cap Value Portfolio, Cl I	5.3%
DFA International Value Portfolio, Cl I	5.2%
DFA International High Relative Profitability Portfolio, Cl I	5.0%
DFA Emerging Markets Small Cap Portfolio, Cl I	4.5%
iShares MSCI Emerging Markets Min Vol Factor ETF	3.1%
Avantis International Small Cap Value ETF	2.9%
Dimensional Emerging Markets High Profitability	2.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-844-Sym-Fund (844-796-3863)
Updated Prospectus Web Address	https://panoramicfunds.com/international-equity-fund/
C000201182
Shareholder Report [Line Items]
Fund Name	Symmetry Panoramic Global Equity Fund
Class Name	Class I
Trading Symbol	SPGEX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic Global Equity Fund (the "Fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://panoramicfunds.com/global-equity-fund/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).
Additional Information Phone Number	1-844-Sym-Fund (844-796-3863)
Additional Information Website	https://panoramicfunds.com/global-equity-fund/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic Global Equity Fund, Class I Shares	$30	0.57%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.57%
AssetsNet	$ 401,395,556
Holdings Count | Holding	768
Advisory Fees Paid, Amount	$ 666,172
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of February 28, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$401,395,556	768	$666,172	7%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Other Countries	2.8%
Sweden	0.5%
Spain	0.7%
United Kingdom	0.7%
Germany	0.7%
Taiwan	1.1%
Short-Term Investment	1.1%
Italy	1.1%
Canada	1.1%
South Korea	1.5%
China	1.9%
Japan	2.1%
United States	84.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Dimensional US Targeted Value ETF	3.6%
DFA Large Cap International Portfolio, Cl I	3.3%
DFA Real Estate Securities Portfolio, Cl I	3.0%
iShares MSCI USA Momentum Factor ETF	2.4%
DFA International Small Cap Value Portfolio, Cl I	2.1%
DFA International Value Portfolio, Cl I	1.9%
DFA International High Relative Profitability Portfolio, Cl I	1.9%
Avantis US Small Capital Value ETF	1.8%
DFA US Targeted Value Portfolio, Cl I	1.8%
Vanguard US Value Factor ETF	1.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-844-Sym-Fund (844-796-3863)
Updated Prospectus Web Address	https://panoramicfunds.com/global-equity-fund/
C000201186
Shareholder Report [Line Items]
Fund Name	Symmetry Panoramic Tax-Managed Global Equity Fund
Class Name	Class I
Trading Symbol	SPGTX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic Tax-Managed Global Equity Fund (the "Fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://panoramicfunds.com/global-equity-fund-2/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).
Additional Information Phone Number	1-844-Sym-Fund (844-796-3863)
Additional Information Website	https://panoramicfunds.com/global-equity-fund-2/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic Tax-Managed Global Equity Fund, Class I Shares	$24	0.45%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%
AssetsNet	$ 176,094,358
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 158,473
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of February 28, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$176,094,358	35	$158,473	5%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term Investment	1.1%
Registered Investment Companies	98.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AQR Large Capital Multi-Style Fund, Cl R6	13.8%
Dimensional US Equity Market ETF	13.4%
AQR International Multi-Style Fund, Cl R6	10.6%
DFA US High Relative Profitability Portfolio, Cl I	6.6%
AQR Emerging Multi-Style II Fund, Cl R6	6.0%
Dimensional US Marketwide Value ETF	5.0%
Dimensional US Targeted Value ETF	4.9%
DFA Large Cap International Portfolio, Cl I	4.3%
DFA Emerging Markets Portfolio, Cl I	3.0%
DFA International Small Cap Value Portfolio, Cl I	3.0%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-844-Sym-Fund (844-796-3863)
Updated Prospectus Web Address	https://panoramicfunds.com/global-equity-fund-2/
C000201188
Shareholder Report [Line Items]
Fund Name	Symmetry Panoramic US Systematic Fixed Income Fund
Class Name	Class I
Trading Symbol	SPUBX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic US Systematic Fixed Income Fund (the "Fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://panoramicfunds.com/us-systematic-fixed-income-fund/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).
Additional Information Phone Number	1-844-Sym-Fund (844-796-3863)
Additional Information Website	https://panoramicfunds.com/us-systematic-fixed-income-fund/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic US Systematic Fixed Income Fund, Class I Shares	$26	0.51%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
AssetsNet	$ 167,842,420
Holdings Count | Holding	439
Advisory Fees Paid, Amount	$ 199,893
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of February 28, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$167,842,420	439	$199,893	34%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
U.S. Government Agency Obligation	0.2%
Short-Term Investment	0.3%
Municipal Bonds	0.5%
Asset-Backed Securities	0.5%
Sovereign Debt	1.3%
Mortgage-Backed Securities	25.3%
U.S. Treasury Obligations	26.1%
Corporate Obligations	44.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	1.750%	11/15/29	2.9%
U.S. Treasury Notes	4.250%	08/15/35	2.9%
U.S. Treasury Bonds	2.500%	02/15/46	2.6%
U.S. Treasury Bonds	4.750%	08/15/55	2.4%
FNMA	2.000%	03/01/52	1.8%
U.S. Treasury Bonds	2.875%	05/15/49	1.3%
U.S. Treasury Bonds	1.875%	02/15/41	1.3%
U.S. Treasury Notes	3.125%	11/15/28	1.2%
U.S. Treasury Notes	3.250%	06/30/29	1.1%
U.S. Treasury Notes	0.875%	11/15/30	1.1%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-844-Sym-Fund (844-796-3863)
Updated Prospectus Web Address	https://panoramicfunds.com/us-systematic-fixed-income-fund/
C000201185
Shareholder Report [Line Items]
Fund Name	Symmetry Panoramic Municipal Fixed Income Fund
Class Name	Class I
Trading Symbol	SPMFX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic Municipal Fixed Income Fund (the "Fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://panoramicfunds.com/municipal-fixed-income-fund/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).
Additional Information Phone Number	1-844-Sym-Fund (844-796-3863)
Additional Information Website	https://panoramicfunds.com/municipal-fixed-income-fund/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic Municipal Fixed Income Fund, Class I Shares	$20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
AssetsNet	$ 39,784,111
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of February 28, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$39,784,111	10	$0	40%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term Investment	0.1%
Registered Investment Companies	100.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Dimensional National Municipal Bond ETF	20.2%
Vanguard Tax-Exempt Bond Index ETF	16.7%
iShares Short-Term National Muni Bond ETF	16.0%
iShares National Muni Bond ETF	16.0%
Vanguard Intermediate Tax-Exempt Bond ETF	9.9%
State Street SPDR Nuveen ICE High Yield Municipal Bond ETF	8.1%
Schwab Municipal Bond ETF	4.6%
Vanguard Short-Term Tax-Exempt Bond ETF	4.5%
iShares High Yield Muni Active ETF	4.1%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-844-Sym-Fund (844-796-3863)
Updated Prospectus Web Address	https://panoramicfunds.com/municipal-fixed-income-fund/
C000201183
Shareholder Report [Line Items]
Fund Name	Symmetry Panoramic Global Systematic Fixed Income Fund
Class Name	Class I
Trading Symbol	SPGBX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic Global Systematic Fixed Income Fund (the "Fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://panoramicfunds.com/global-systematic-fixed-income-fund/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).
Additional Information Phone Number	1-844-Sym-Fund (844-796-3863)
Additional Information Website	https://panoramicfunds.com/global-systematic-fixed-income-fund/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic Global Systematic Fixed Income Fund, Class I Shares	$29	0.57%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
AssetsNet	$ 276,472,289
Holdings Count | Holding	621
Advisory Fees Paid, Amount	$ 393,419
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of February 28, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$276,472,289	621	$393,419	78%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Interest Rate Swaps	0.0%
Asset-Backed Securities	0.2%
Forwards	0.4%
Short-Term Investment	1.5%
U.S. Treasury Obligations	5.3%
Mortgage-Backed Securities	10.4%
Sovereign Debt	38.0%
Corporate Obligations	44.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
China Government Bond	1.620%	08/15/27	2.3%
China Government Bond	1.660%	12/25/32	1.8%
French Republic Government Bond OAT	0.000%	05/25/32	1.8%
U.S. Treasury Bonds	1.750%	08/15/41	1.5%
China Government Bond	2.370%	01/15/29	1.5%
Japan Government Ten Year Bond	0.100%	12/20/28	1.2%
U.S. Treasury Bonds	2.250%	08/15/46	1.2%
China Government Bond	2.620%	09/25/29	1.1%
China Government Bond	1.780%	11/15/35	1.1%
Japan Government Ten Year Bond	0.400%	06/20/33	1.1%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-844-Sym-Fund (844-796-3863)
Updated Prospectus Web Address	https://panoramicfunds.com/global-systematic-fixed-income-fund/
C000201181
Shareholder Report [Line Items]
Fund Name	Symmetry Panoramic Alternatives Fund
Class Name	Class I
Trading Symbol	SPATX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic Alternatives Fund (the "Fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://panoramicfunds.com/alternatives-fund/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).
Additional Information Phone Number	1-844-Sym-Fund (844-796-3863)
Additional Information Website	https://panoramicfunds.com/alternatives-fund/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic Alternatives Fund, Class I Shares	$25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
AssetsNet	$ 7,723,633
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of February 28, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$7,723,633	6	$0	30%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term Investments	0.9%
Registered Investment Companies	98.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AQR Diversified Arbitrage Fund, Cl R6	29.3%
AQR Managed Futures Strategy Fund, Cl R6	24.7%
AQR Style Premia Alternative Fund, Cl R6	19.9%
Stone Ridge Diversified Alternatives Fund, Cl I	19.4%
AQR Alternative Risk Premia Fund, Cl R6	5.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-844-Sym-Fund (844-796-3863)
Updated Prospectus Web Address	https://panoramicfunds.com/alternatives-fund/
C000263548
Shareholder Report [Line Items]
Fund Name	Symmetry Panoramic Sector Momentum ETF
Class Name	Symmetry Panoramic Sector Momentum ETF
Trading Symbol	SMOM
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Symmetry Panoramic Sector Momentum ETF (the "Fund") for the period from September 9, 2025 (commencement of operations) to February 28, 2026. You can find additional information about the Fund at https://panoramicfunds.com/symmetry-panoramic-sector-momentum-etf/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).
Additional Information Phone Number	1-844-Sym-Fund (844-796-3863)
Additional Information Website	https://panoramicfunds.com/symmetry-panoramic-sector-momentum-etf/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic Sector Momentum ETF	$31	0.64%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full semi-annual period, costs shown would have been higher for the period ended.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.64%
AssetsNet	$ 58,608,003
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 62,284
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of February 28, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$58,608,003	6	$62,284	99%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Registered Investment Companies	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
State Street Technology Select Sector SPDR ETF	32.4%
State Street Communication Services Select Sector SPDR ETF	28.1%
State Street Utilities Select Sector SPDR ETF	17.4%
State Street Health Care Select Sector SPDR ETF	11.1%
State Street Industrial Select Sector SPDR ETF	5.7%
State Street Consumer Discretionary Select Sector SPDR ETF	5.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-844-Sym-Fund (844-796-3863)
Updated Prospectus Web Address	https://panoramicfunds.com/symmetry-panoramic-sector-momentum-etf/